Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Energy Income and MLP Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund primarily seeks above average income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily seeks growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund had not yet commenced operations as of the date of this prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the fund is a new fund, "other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Class I shares of this fund are not subject to sales load or other fee upon redemption. This means that your cost for each period would be the same whether or not you sell your Class I shares at the end of a period.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund will invest at least 80% of its net assets (including borrowings, if any) in equity securities (including common stocks and preferred stocks) of U.S. companies, master limited partnerships (MLPs),and U.S. royalty trusts in the “Energy Value Chain”. The fund’s subadviser considers the Energy Value Chain to include companies in the energy and natural resources sector that that derive a majority of their revenue or profits by engaging in one or more aspects of exploration, production, gathering, processing, refining, transmission, marketing, storage and delivery of energy products such as natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal; oilfield services, including drilling, cementing and stimulations; the generation, transmission and distribution of electricity; water and wastewater treatment, distribution and disposal; or the generation, transportation and sale of alternative, non-fossil fuel based energy sources including, but not limited to, biodiesel, ethanol, biomass, geothermal, hydroelectric, nuclear, solar or wind energy.

The fund will concentrate its investments (i.e., more than 25% of its assets) in Energy Value Chain companies. The fund may invest in companies of any size, including small and mid-capitalization companies.

The subadviser’s strategy emphasizes both top-down macro analysis and bottom-up fundamental research. The Energy Value Chain is a large investment universe and is generally populated by asset-backed businesses that provide essential services and fuels to the broader economy. The subadviser believes that these companies typically provide a high level of cash flows and dividend growth. The Energy Value Chain universe also contains both defensive oriented securities as well as more aggressive growth investments. The subadviser intends to allocate assets between these two styles according to prevailing broader market conditions in an effort to maximize returns while attempting to limit volatility.

In selecting stocks, the subadviser employs sector expertise and an intensive bottom-up fundamental research driven process. Top-down themes are developed by analyzing current industry trends. Securities are selected on several criteria including:

  Exposure to broader investment themes
  Stability of underlying business and earnings growth
  Strength of management
  Quality of balance sheet
  Cash flow analysis
  Distributable cash analysis of MLPs

The fund may also invest in the securities of publicly traded companies in the sectors and industries listed above involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”).

MLPs are generally organized under state law as limited partnerships or limited liability companies. The fund intends to invest in MLPs (up to 25% of net asset value) receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock.

U.S. royalty trusts passively manage royalties and net working interests in mature oil and gas producing properties in the United States. U.S. royalty trusts generally do not acquire new properties and have no employees or other operations. U.S. royalty trusts are generally not subject to U.S. federal corporate income taxation at the trust or entity level. Instead, each unitholder of the U.S. royalty trust is required to take into account its share of all items of the U.S. royalty trust’s income, gain, loss, deduction and expense. It is possible that the fund’s share of taxable income from a U.S. royalty trust may exceed the cash actually distributed to it from the U.S. royalty trust in a given year. In such a case, the fund will have less after-tax cash available for distribution to shareholders. As a result, the fund is limited to investing no more than 10% in U.S. royalty trusts.

The fund may use futures and options on securities, indices and other derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes. New regulations may make derivatives more costly or may limit the availability of derivatives. The fund expects that its primary investments in derivatives will be in written covered call options but may invest in covered put options.

The fund may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured and monitored daily by management. Selling short may serve to hedge the fund’s long portfolio in periods of market decline and to use negative information about companies gained from the adviser’s research to the fund’s advantage. A strategy involving selling a particular security short is separate and distinct from a strategy of buying and then selling the underlying security itself.

For temporary or emergency purposes or to seek to increase total return (e.g., in order to take advantage of opportunities to buy more securities), the fund may borrow from banks an amount up to one-third of the value of its assets (including the amount borrowed). The subadviser will employ risk management techniques and will deleverage when it determines that market conditions require deleveraging.

The fund is non-diversified and may invest a larger portion of its assets in the securities of a single company than diversified funds

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund will concentrate its investments (i.e., more than 25% of its assets) in Energy Value Chain companies. The fund may invest in companies of any size, including small and mid-capitalization companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the fund are the performance of the stock market, especially stocks of the energy sector and natural resource sector. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

•	Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Management Risk –The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

•	Sector Concentration Risk – The fund’s investments will be concentrated in the energy and natural resources sector. The focus of the fund’s portfolio on a specific sector may present more risks than if the portfolio were broadly diversified over numerous sectors. The fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified. If the energy and natural resources sector does poorly, the Fund will not perform as well as a fund that does not concentrate its investments in a particular sector.

•	Derivative Instruments Risk – Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The fund may lose more than its initial investment. If the fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the subadviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.

•	Short Sale Risk – Selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the fund. In addition, selling short magnifies the potential loss to the fund and its shareholders. If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited.

•	Non-Diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.

•	Energy and Natural Resources Risk – Under normal circumstances, the fund concentrates its investments in the energy and natural resources sector. The energy and natural resources sector includes companies principally engaged in owning or developing non-energy natural resources (including timber and minerals) and industrial materials, or supplying goods or services to such companies. The fund’s investments in energy companies operating in the natural resources sector will be subject to the risk that prices of these securities may fluctuate widely in response to the level and volatility of commodity prices; exchange rates; import controls; domestic and global competition; environmental regulation and liability for environmental damage; mandated expenditures for safety or pollution control; the success of exploration projects; depletion of resources; tax policies and other governmental regulation, natural events (such as earthquakes, hurricanes, or fires) and political events. Investments in the natural resources sector can be significantly affected by changes in the supply of or demand for various natural resources. The value of investments in the natural resources sector may be adversely affected by a change in inflation.

•	MLP Risk. – MLP risk is the risk that accompanies an investment in MLP units. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs owned by the fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the fund with respect to its investment in such MLPs would be materially reduced, which could cause a decline in the value of the common stock. The fund must include its allocable share of the MLP's taxable income in its taxable income, whether or not it receives a distribution of cash from the MLP. In such case, the fund may have to liquidate securities to make required distributions to the fund's shareholders. MLPs also have historically shown sensitivity to interest rate movements. The prices of MLPs may be sensitive to fluctuations in interest rates and may decline when interest rates rise.

•	U.S. Royalty Trust Structure Risk. Royalty trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions.

•	Borrowing (Leverage) Risk. Borrowing money to increase the fund’s combined long and short exposure and to seek to enhance returns creates special risks. The use of leverage may make any change in the fund’s net asset value even greater and thus result in increased volatility of returns. The fund’s assets that are used as collateral to secure the borrowing may decrease in value while the borrowing is outstanding, which may force the fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower overall fund return. If the investment return from the assets acquired with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of the fund would be less than if leverage were not used. In such a case, it could be necessary for the fund to liquidate certain of its investments, thereby reducing the net asset value of the fund’s shares.

•         Small- and Mid-Capitalization Companies Risk. Historically, stocks of small- and mid- capitalization companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks, which may make these securities difficult to value and to sell. As a result, some fund’s small cap holdings may be considered or become illiquid. Similarly, small- and mid-sized MLPs and U.S. royalty trusts may be more vulnerable to adverse business or economic interests.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund's share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund's portfolio investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the fund is a new fund and does not have a full calendar year of performance, no performance information has been included. When performance information is available, it will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of a broad measure of market performance. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When performance information is available, it will provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund is a new fund and does not have a full calendar year of performance, no performance information has been included.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.13%	[1]
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.13%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)
Total Annual Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 604

[1]	Because the fund is a new fund, "other expenses" are based on estimated amounts for the current fiscal year.
[2]	Burnham Asset Management Corp. (the "adviser") has contractually agreed to waive all or a portion of its management fees and reimburse certain other expenses, to the extent required to reduce "Total Annual Operating Expenses" to 1.48% of the average daily net assets attributable to Class I shares. Pursuant to the expense limitation agreement, any waivers and reimbursements made by the adviser to the fund are subject to recoupment by the adviser within three years, provided the fund is able to effect repayment and remain in compliance with the expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). This expense limitation agreement will be effective with respect to the fund for the period beginning at the commencement of the fund's operations and will terminate no earlier than August 1, 2014, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust's Board.